August 29, 2024

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: VanEck ETF Trust
Securities Act File No. 333-123257
Investment Company Act File No. 811-10325

Ladies and Gentlemen:

On behalf of VanEck ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 2,879 to the Registrant’s Registration Statement on Form N-1A, filed on August 20, 2024 (the “Amendment”), and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on August 20, 2024.

No fees are required in connection with this filing. If you have any questions or comments regarding this filing, please call me at (212) 293-2018.

Very truly yours,

/s/ Laura Martinez
Laura Martinez